Summary of Significant Accounting Policies	9 Months Ended
Sep. 23, 2012
Summary of Significant Accounting Policies

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Description of Business

Chuy’s Holdings, Inc., a Delaware corporation (the “Company”), through its wholly owned subsidiary, Chuy’s Opco, Inc., owns and operates restaurants in Texas and eight states in the Southeastern and Midwestern United States. All of the Company’s restaurants operate under the name Chuy’s. The Company had 17, 23, 31 and 38 restaurants, as of December 27, 2009, December 26, 2010, December 25, 2011 and September 23, 2012, respectively.

Chuy’s was founded in Austin, Texas in 1982 by Michael Young and John Zapp, (the “Founders”) and, prior to 2006, operated as Chuy’s Comida Deluxe, Inc. (“Chuy’s”). The Company was incorporated and acquired Chuy’s in November 2006. Goode Chuy’s Holdings, LLC, an affiliate of Goode Partners LLC (the “Sponsor”), is the controlling stockholder.

On July 27, 2012, the Company completed the initial public offering (“IPO”) of its common stock. The Company issued 6,708,332 shares, including 874,999 shares sold to the underwriters pursuant to their overallotment option. The Company received net proceeds from the offering of approximately $78.1 million (after estimated offering expenses of $9.1 million). The net proceeds and additional Company funds were used to repay approximately $79.4 million of the Company’s loans outstanding under the Company’s credit facility. The total outstanding debt under the credit facility after the repayment was approximately $5.0 million.

Immediately prior to the closing of the IPO, the Company amended and restated its certificate of incorporation to reflect the conversion of each outstanding share of the Company’s series A preferred stock, series B preferred stock and series X preferred stock into common stock on a 1:1 basis. As part of the IPO, the Company increased its authorized shares from 11,818,345 shares of common stock, $0.01 par value per share, up to 60,000,000 shares of common stock, $0.01 par value per share, and its preferred stock from 9,017,217 shares of preferred stock, $0.01 par value per share, to 15,000,000 shares of preferred stock, $0.01 par value per share.

All share and per share data have been retroactively restated on the accompanying financial statements to give effect to a reverse stock split. See Note 16 Reverse Stock Split.

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All significant intercompany balances and transactions have been eliminated.

Fiscal Year

The Company utilizes a 52- or 53-week fiscal year that ends on the last Sunday of the calendar year. The fiscal years ended December 27, 2009, December 26, 2010 and December 25, 2011 each had 52 weeks. The fiscal year ended December 30, 2012 will consist of 53 weeks.

Unaudited Interim Financial Statements

The interim financial statements of the Company for September 23, 2012 and for the thirty-nine weeks ended September 25, 2011 and September 23, 2012 (unaudited), included herein, have been prepared by the Company, without audit, in accordance with generally accepted accounting principles (“GAAP”) for interim financial information, pursuant to the rules and regulations of the SEC. Accordingly, certain information and disclosures normally included in the audited financial statements prepared in accordance with GAAP have been condensed or omitted. In the opinion of management, all adjustments, consisting of normal, recurring accruals and estimates, which the Company considers necessary for a fair presentation of the financial position and the results of the interim periods presented, have been included. The results for the thirty-nine weeks ended September 23, 2012 are not necessarily indicative of the results to be expected for the full year ending December 30, 2012.

Accounting Estimates

The preparation of the consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect certain reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses for the period. These estimates are based on historical experience and various assumptions believed to be reasonable under the circumstances at the time.

Significant items subject to such estimates include the impairment test of goodwill and indefinite life intangibles. Actual results could differ from estimates.

Cash and Cash Equivalents

The Company considers all cash and short-term investments with original maturities of three months or less as cash equivalents. Amounts receivable from credit card processors are considered cash equivalents because they are both short in term and highly liquid in nature, and are typically converted to cash within three business days of the sales transactions.

Lease Incentives Receivable

Lease incentives receivable consist of receivables from landlords provided for under the lease agreements to finance leasehold improvements.

Inventories

Inventories consist of food, beverage, and merchandise and are stated at the lower of cost (first-in, first-out method) or market.

Restaurant Pre-opening Costs

Restaurant pre-opening costs consist primarily of manager salaries, relocation costs, supplies, recruiting expenses, travel and lodging, pre-opening activities, employee payroll and related training costs for employees at the new location. The Company expenses such pre-opening costs as incurred. Pre-opening costs also include rent recorded during the period between date of possession and the restaurant opening date.

Property and Equipment

Property and equipment are recorded at cost, less accumulated depreciation. Equipment consists primarily of restaurant equipment, furniture and fixtures. Depreciation is calculated using the straight-line method over the estimated useful life of the related asset, which range from 3 to 7 years. Expenditures for major additions and improvements are capitalized. Leasehold improvements are capitalized and amortized using the straight-line method over the shorter of the lease term, including option periods that are reasonably assured of renewal, or the estimated useful life of the asset, which range from 5 to 20 years.

Leases

The Company leases land and/or buildings for its corporate office and all of its restaurants under various long-term operating lease agreements. The Company uses a lease life that begins on the date that the Company takes possession under the lease, including the pre-opening period during construction, when in many cases the Company is not making rent payments (“Rent Holiday”).

Certain of the Company’s operating leases contain predetermined fixed escalations of the minimum rent during the original term of the lease. For these leases and those with a Rent Holiday, the Company recognizes the related rent expense on a straight-line basis over the lease term and records the difference between the amounts charged to operations and amounts paid, as accrued deferred rent.

In addition, certain of the Company’s operating leases contain clauses that provide for additional contingent rent based on a percentage of sales greater than certain specified target amounts. The Company recognizes contingent rent expense prior to the achievement of the specified target that triggers the contingent rent, provided achievement of the target is considered probable.

Leasehold improvements financed by the landlord through lease incentive allowances are capitalized with the lease incentive allowances recorded as deferred lease incentives. Such leasehold improvements are amortized on a straight line basis over the lesser of the life of the asset or the lease term, including option periods which are reasonably assured of renewal. Deferred lease incentives are amortized on a straight-line basis over the lease term, including option periods which are reasonably assured of renewal (the same useful life used to determine the amortization of leasehold improvements) and are recorded as a reduction of occupancy expense.

Other Assets and Intangible Assets

Other assets and intangible assets include liquor licenses, smallwares, lease acquisition costs and loan origination costs, and are stated at cost, less amortization. At the opening of a new restaurant, the initial purchase of smallwares is recorded as other assets. This balance is not amortized. Subsequent purchases of smallwares are expensed as incurred.

Goodwill

Goodwill represents the excess of cost over the fair value of assets of the businesses acquired. Goodwill is not amortized, but is subject to impairment tests at least annually. The Company performs tests to assess potential impairments on the first day of the fourth quarter or during the year if an event or other circumstance indicates that goodwill may be impaired. The impairment evaluation for goodwill is conducted using a two-step process. In the first step, the fair value of each reporting unit is compared to the carrying amount of the reporting unit, including goodwill. If the estimated fair value of the reporting unit is less than the carrying amount of the reporting unit, then a second step must be completed in order to determine the amount of the goodwill impairment that should be recorded. In the second step, the implied fair value of the reporting unit’s goodwill is determined by allocating the reporting unit’s fair value to all of its assets and liabilities, other than goodwill, in a manner similar to a purchase price allocation. If the resulting implied fair value of the goodwill that results from the application of this second step is less than the carrying amount of the goodwill, an impairment charge is recorded for the difference. For fiscal year 2011, the Company defined the reporting unit to be each Chuy’s restaurant. No impairments of goodwill were reported during the three years ended December 25, 2011.

The valuation approach used to determine fair value is subject to key judgments and assumptions that are sensitive to change such as; revenue growth rates, operating margins, weighted average cost of capital and comparable company and acquisition market multiples. In estimating the fair value using the discounted cash flows or the capitalization of earnings method, the Company considers the period of time the restaurant has been open, the trend of the operations over such period, expectations of future sales growth and terminal value. Assumptions about important factors such as trend of future operations and sales growth are limited to those that are supportable based upon the plans for the restaurant and actual results at comparable restaurants. When developing these key judgments and assumptions, the Company considers economic, operational and market conditions that could impact the fair value. The judgments and assumptions used are consistent with what management believes hypothetical market participants would use.

In September 2011, the Financial Accounting Standards Board (“FASB”) issued guidance to amend and simplify the rules related to testing goodwill for impairment. The revised guidance allows an entity to make an initial qualitative evaluation, based on the entity’s events and circumstances, to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. The results of this qualitative assessment determine whether it is necessary to perform the currently required two-step impairment test. The amendments will be effective for the Company’s annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011.

Indefinite Life Intangibles

Intangible assets acquired in a business combination and determined to have an indefinite useful life are not amortized because there is no foreseeable limit to the cash flows generated by the intangible asset, and have no legal, contractual, regulatory, economic or competitive limiting factors.

The annual impairment evaluation for indefinite life intangible assets includes a comparison of the asset’s carrying value to the asset’s fair value. When the carrying value exceeds fair value, an impairment charge is recorded for the amount of the difference. The Company also annually evaluates intangible assets that are not being amortized to determine whether events and circumstances continue to support an indefinite useful life. If an intangible asset that is not being amortized is determined to have a finite useful life, the asset will be amortized prospectively over the estimated remaining useful life and accounted for in the same manner as intangible assets subject to amortization.

Impairment of Long-lived Assets

The Company reviews long-lived assets, such as property and equipment and intangibles, subject to amortization, for impairment when events or circumstances indicate the carrying value of the assets may not be recoverable. In determining the recoverability of the asset value, an analysis is performed at the individual restaurant level and primarily includes an assessment of historical cash flows and other relevant factors and circumstances. Negative restaurant-level cash flow in a comparable location is considered a potential impairment indicator. In such situations, the Company evaluates future cash flow projections in conjunction with qualitative factors and future operating plans. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of the restaurant to the estimated undiscounted cash flow expected to be generated by the restaurant. If the carrying amount of the restaurant exceeds the estimated future cash flow, an impairment charge is recognized by the amount by which the carrying amount exceeds the fair value.

The Company’s impairment assessment process requires the use of estimates and assumptions regarding future cash flows and operating outcomes, which are based upon a significant degree of management judgment. The Company assesses the performance of restaurants and monitors the need for future impairment. Changes in economic environment, real estate markets, capital spending and overall operating performance could impact these estimates and result in future impairment charges.

Estimated Fair Value of Financial Instruments

We use a three-tier value hierarchy, which classifies the inputs used in measuring fair values, in determining the fair value of our non-financial assets and non-financial liabilities. These tiers include: Level 1, defined as observable inputs such as quoted prices for identical instruments in active markets; Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable; and Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions. There were no changes in the methods or assumptions used in measuring fair value during the period.

The carrying amounts of cash and cash equivalents, accounts receivable and accounts payable at December 26, 2010, December 25, 2011 and September 23, 2012 approximate their fair value due to the short-term maturities of these financial instruments. The Company’s long-term debt has a variable interest rate and therefore re-prices frequently and entails no significant change in credit risk and as a result the fair value approximates the carrying value of $55,200 and $4,994 (unaudited) at December 25, 2011 and September 23, 2012, respectively. The fair value of the long-term debt at December 26, 2010 was $31,235, which was $503 higher than the carrying value of $30,732 due to an element of the long-term debt having an interest rate component. The fair value of the long-term debt at December 26, 2010 was based on Level 1 inputs. This debt at December 26, 2010 was retired in May 2011 at its carrying value.

Loan Origination Costs

Loan origination costs are capitalized and amortized over the term of the related debt agreement as interest expense, using the effective interest method.

Revenue Recognition

Revenue from restaurant operations (food, beverage and alcohol sales) and merchandise sales are recognized upon payment by the customer at the time of sale. Revenues are reflected net of sales tax and certain discounts and allowances.

The Company records a liability upon the sale of gift cards and recognizes revenue upon redemption by the customer. Breakage is recognized on unredeemed gift cards based upon historical redemption patterns when the Company determines the likelihood of redemption of the gift card by the customer is remote. Any gift card breakage was immaterial for all periods presented.

Marketing

The Company expenses the printing of menus and other promotional materials as incurred. The cost of community service and sponsorship activities are expensed on the expected timing of those events. Advertising costs are minimal and are expensed as incurred. Marketing expense was $533, $655, and $964 for the years ended December 27, 2009, December 26, 2010 and December 25, 2011, respectively. Marketing expense was $733 (unaudited) and $954 (unaudited) for the thirty-nine weeks ended September 25, 2011 and September 23, 2012, respectively.

Stock-Based Compensation

The Company maintains an equity incentive plan under which it grants non-qualified stock options to purchase common stock. Options are granted with exercise prices equal to at least the fair value of the Company’s common stock at the date of grant. The fair value of stock options at the date of grant is recognized on a straight-line basis as compensation expense over the period that an employee provides service in exchange for the award, typically the vesting period. These options vest and become exercisable once the time-based vesting period lapses.

Income Tax Matters

Income tax provisions are comprised of federal and state taxes currently due, plus deferred taxes. Deferred tax assets and liabilities are recognized for future tax consequences attributable to the temporary difference between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Deferred tax assets are recognized when management considers the realization of those assets in future periods to be more likely than not. Future taxable income, adjustments in temporary differences, available carryforward periods and changes in tax laws could affect these estimates.

Deferred Offering Costs

The Company incurred costs related to its initial public offering. These costs were deferred and recorded as an offset to the proceeds from the offering at the time of closing.

Earnings per Share

Basic earnings per share is computed using the two-class method by dividing net income available to common stockholders less undistributed earnings to participating interest by the weighted-average number of shares of common stock outstanding during the reporting period. The diluted earnings per share calculations include the dilutive effect of convertible preferred stock outstanding and the weighted-average stock options outstanding.

Segment Reporting

The FASB issued Accounting Standards Codification (“Codification”) Topic No. 280, Segment Reporting, which established standards for disclosures about products and services, geographic areas and major customers. The Company currently operates one reporting segment; full-service, casual dining, Mexican food restaurants. Additionally, we operate in one geographic area: the United States of America.

Revenue from customers is derived principally from food and beverage sales and the Company does not rely on any major customers as a source of revenue.

Recent Accounting Pronouncements

In April 2011, the FASB issued new guidance to achieve common fair value measurement and disclosure requirements. This new guidance amends current fair value measurement and disclosure guidance to include increased transparency around valuation inputs and investment categorization. The new guidance is effective for fiscal years and interim periods beginning after December 15, 2011. The adoption of this guidance did not have a material impact on the Company’s consolidated financial position, results of operations or cash flows.

In September 2011, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update (“ASU”) 2011-08, Intangibles — Goodwill and Other, Testing Goodwill for Impairment, which permits an entity to make a qualitative assessment of whether it is more likely than not that a reporting unit’s fair value is less than its carrying value before applying the two-step goodwill impairment model that is currently in place. If it is determined through the qualitative assessment that a reporting unit’s fair value is more likely than not greater than its carrying value, the remaining impairment steps would be unnecessary. The qualitative assessment is optional, allowing companies to go directly to the quantitative assessment. This update is effective for annual and interim goodwill impairment tests performed in fiscal years beginning after December 15, 2011 (the Company’s 2012 fiscal year). The Company does not believe adoption of this new guidance will have a significant impact on the Company’s consolidated financial statements.

In July 2012, FASB issued ASU 2012-02, Intangibles—Goodwill and Other (Topic 350), Testing Indefinite Lived Intangible Assets for Impairment. This ASU simplifies the guidance for impairment testing of indefinite-lived intangible assets other than goodwill and gives companies the option to assess qualitative factors to determine whether it is necessary to perform a quantitative impairment test. Companies electing to perform a qualitative assessment are no longer required to calculate the fair value of an indefinite-lived intangible asset unless the company determines, based on a qualitative assessment, that it is “more likely than not” that the asset is impaired. This update is effective for annual and interim impairment tests performed in fiscal years beginning after September 15, 2012; however, early adoption is permitted. The Company does not believe adoption of this new guidance will have a significant impact on the Company’s consolidated financial statements.